CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - Repurchase Agreement (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2019	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018
Second Company Repurchase
Equity, Class of Treasury Stock [Line Items]
Number of shares extinguished	1,071,428
Aggregate carrying amount of shares extinguished			$ 14.3
Fair value of each share extinguished	$ 3.60
Increase in additional paid-in capital related to the difference between fair value after extinguishment and carrying amount			10.4
Series C
Equity, Class of Treasury Stock [Line Items]
Carrying amount per share					$ 14.00
Series C | Second Company Repurchase
Equity, Class of Treasury Stock [Line Items]
Number of shares repurchased	3,571,429
Price per share	$ 14.00	$ 14.00
Number of shares extinguished	1,071,428
Carrying amount per share	$ 13.31				$ 6.41
Carrying amount of shares repurchased			47.5
Adjustment to additional paid-in capital related to excess fair value paid over carrying amount			$ 2.5	$ 9.4
Aggregate carrying amount of shares extinguished				$ 32.0
Fair value of each share extinguished	$ 3.60